CONVERTIBLE DEBT (Details 3) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Derivative Instruments and Hedges, Liabilities, Noncurrent [Roll Forward]
Opening balance	$ 330
Balance, June 30, 2016	173	330
Unsecured Convertible Promissory Notes [Member]
Derivative Instruments and Hedges, Liabilities, Noncurrent [Roll Forward]
Opening balance	330	360
Change in fair value of derivative liability	(157)	(30)
Balance, June 30, 2016	$ 173	$ 330